FINANCIAL INVESTORS TRUST

AMERICAN FREEDOM

U.S. GOVERNMENT MONEY MARKET FUND

SUPPLEMENT DATED MAY 9, 2008 TO THE PROSPECTUS DATED AUGUST 28, 2007

The table entitled “Year-by-Year Total Return” in the subsection “Performance” on page 3 of the prospectus is replaced in its entirety with the table set out below:

YEAR-BY-YEAR TOTAL RETURN

December 31, 1997 5.44%

December 31, 1998 5.39%

December 31, 1999 4.95%

December 31, 2000 6.22%

December 31, 2001 4.06%

December 31, 2002 1.65%

December 31, 2003 1.02%

December 31, 2004 1.19%

December 31, 2005 3.11%

December 31, 2006 4.93%